Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Earnings for the purpose of diluted earnings per share	$ 31,940	$ 42,059	$ 27,493	$ 22,937